Investments in Companies Accounted for at Equity Method (Details) - Schedule of highlights of TSG profit or loss in accordance - TSG [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in Companies Accounted for at Equity Method (Details) - Schedule of highlights of TSG profit or loss in accordance [Line Items]
Revenues	$ 77,035	$ 77,661	$ 84,350
Net income	2,104	4,059	4,966
Other comprehensive income	255	(338)	124
Total comprehensive income	$ 2,359	$ 3,721	$ 5,090
Company’s share in TSG	50.00%	50.00%	50.00%
Company's share of total comprehensive income before amortization of excess cost of intangible assets net of tax	$ 1,180	$ 1,861	$ 2,545
Amortization of excess cost of intangible assets net of tax	(712)	(712)	(712)
Company’s share of total comprehensive income	468	1,149	1,833
Company’s share of other comprehensive income	128	(169)	62
Company’s share of profit	340	1,318	1,771
Operating results total	$ 468	$ 1,149	$ 1,833